Earnings Per Share	12 Months Ended
Aug. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share
19. EARNINGS PER SHARE

Earnings per share calculations are as follows:

	2020	2019
Numerator for basic and diluted earnings per share ($)
Net income	688	733
Deduct: net income attributable to non-controlling interests in subsidiaries	-	(2)
Deduct: dividends on Preferred Shares	(9)	(9)
Net income attributable to common shareholders	679	722
Denominator (millions of shares)
Weighted average number of Class A Shares and Class B Non-Voting Shares for basic earnings per share	515	511
Effect of dilutive securities(1)	-	-
Weighted average number of Class A Shares and Class B Non-Voting Shares for diluted earnings per share	515	511
Basic and diluted earnings per share ($)	1.32	1.41
(1) The earnings per share calculation does not take into consideration the potential dilutive effect of certain stock options since their impact is anti-dilutive. For the year ended August 31, 2020, 6,380,558 options were excluded from the diluted earnings per share calculation (2019 – 6,126,210).